Share based compensation (Details 4) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share based compensation
Number Of Stock Options, Outstanding,Granted	82,872
Number Of Stock Options, Outstanding,Ending	120,226	37,354	37,354
Number Of Stock Options, Outstanding, Beginning	37,354	37,354	37,354
Number Of Stock Options, Outstanding, Beginning	37,354	37,354	37,354
Granted	82,872	0	0
Number Of Stock Options, Outstanding, Ending	120,226	37,354	37,354